Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000